Not FDIC Insured May Lose Value No Bank Guarantee
38913-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedule of Investments
(unaudited)
Putnam Mortgage Securities Fund 2
Notes to Schedule of Investments 16

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited), June 30, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.0%
†
a
U.S. Treasury Notes, 1.25%, 9/30/28 ..................................... $ 176,000 $ 165,089
Total U.S. Government and Agency Securities (Cost $165,089) ....................
165,089
Asset-Backed Securities 5.1%
Financial Services 5.1%
b,c
Aligned Data Centers Issuer LLC , 2026-1A , A2I , 144A, 5.909% , 6/15/56 ..........
883,000 887,480
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
816,614 816,262
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A, 6.93% , 10/28/60 ....
219,333 222,616
d
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.243% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 1,516,564 1,483,968
b
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
784,530 780,483
d
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 3.943% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 2,357,275 2,228,904
b
GGAM Master Trust International Ltd. , 2025-1A , A , 144A, 5.923% , 9/30/60 ........
734,106 730,861
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
986,942 986,083
b
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 .............................
1,455,500 1,428,343
d
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 4.693% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 11,866 11,795
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,026,000 848,117
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 .................
229,698 228,123
b
PRET LLC ,
2025-NPL9, A1, 144A, 5.391%, 8/25/55 ................................. 1,720,401 1,722,330
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................................. 1,449,105 1,437,265
c
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................................... 971,000 973,724
b
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 ..........................
325,179 325,592
b,d
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.042% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 540,758 540,772
b
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 ....................
188,858 188,674
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
731,000 725,309
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
991,000 975,843
b,d
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 4.978% , ( 30-day SOFR
Average + 1.35% ), 7/25/65 ........................................... 741,337 742,878
b,e
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
456,614 436,295
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
206,335 204,925
d
Wells Fargo Home Equity Asset-Backed Securities Trust , 2007-2 , A3 , FRN , 4.223% ,
( 1-month SOFR + 0.574% ), 4/25/37 .................................... 249,255 245,810
19,172,452
a a a a a
Total Asset-Backed Securities (Cost $ 19,063,516) ...............................
19,172,452
Commercial Mortgage-Backed Securities 28.7%
Financial Services 28.7%
BANK ,
f
2019-BN19, C, FRN, 4.165%, 8/15/61 .................................. 268,000 201,278
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 959,000 826,819
f,g
2024-BNK48, XA, IO, FRN, 1.347%, 10/15/57 ............................ 9,554,739 715,410
f
BANK5 Trust ,
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................................. 724,000 726,191
g
2024-5YR10, XA, IO, FRN, 1.399%, 10/15/57 ............................. 14,855,961 492,040
b
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 2,034,000 1,107,543
f
2019-C5, F, 144A, FRN, 2.665%, 11/15/52 ............................... 1,001,000 593,522

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
BBCMS Mortgage Trust ,
b
2026-5C40, E, 144A, 4.25%, 2/15/59 ................................... $ 1,000,000 $ 704,054
f,g
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............................... 19,198,767 840,900
f,g
2025-C32, XA, IO, FRN, 1.343%, 2/15/62 ................................ 10,460,841 801,238
b,f,g
2026-5C40, XE, IO, 144A, FRN, 2.338%, 2/15/59 .......................... 1,000,000 84,368
Benchmark Mortgage Trust ,
f
2018-B1, C, FRN , 4.34%, 1/15/51 ..................................... 718,000 594,339
b
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 1,800,000 717,219
b,f
2018-B3, D, 144A, FRN, 3.196%, 4/10/51 ............................... 1,213,000 823,722
b
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 1,556,000 835,369
b
2025-V18, D, 144A, 4.5%, 10/15/58 .................................... 1,110,000 941,473
b,f
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... 1,840,000 412,395
f,g
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................................ 12,777,405 458,093
f,g
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............................... 23,287,391 408,636
f,g
2019-B15, XA, IO, FRN, 0.915%, 12/15/72 ............................... 13,400,998 300,178
b,f,g
2025-V18, XD, IO, 144A, FRN, 2.164%, 10/15/58 .......................... 4,238,000 308,861
b,d
BIKE Pass-Through Trust , 2026-BAND , C , 144A, FRN , 11.13% , ( 1-month SOFR +
7.5% ), 7/15/43 .................................................... 488,000 490,247
f,g
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 ................
11,390,504 409,615
b,f
BWAY Mortgage Trust ,
2022-26BW, E, 144A, FRN, 5.029%, 2/10/44 ............................. 1,133,000 633,076
2022-26BW, F, 144A, FRN, 5.029%, 2/10/44 ............................. 2,305,000 1,078,684
b
BX Trust ,
f
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............................. 773,000 771,932
d
2026-CLS, D, 144A, FRN, 7.075%, (1-month SOFR + 3.45%), 5/15/43 .......... 943,000 948,519
CD Mortgage Trust ,
f
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 826,000 550,254
f
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,408,000 1,348,980
f
2017-CD3, C, FRN, 4.711%, 2/10/50 ................................... 1,638,000 512,353
b
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 1,585,192 53,275
b
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 1,450,000 953,346
CFCRE Commercial Mortgage Trust ,
2016-C7, A3, 3.839%, 12/10/54 ....................................... 624,000 621,408
f
2016-C6, C, FRN, 4.381%, 11/10/49 ................................... 434,000 374,575
b,f
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................................ 603,000 567,380
Citigroup Commercial Mortgage Trust ,
f
2015-GC33, C, FRN, 4.48%, 9/10/58 ................................... 770,000 671,226
b,f
2015-GC27, D, 144A, FRN, 4.522%, 2/10/48 ............................. 1,181,054 1,160,420
2015-GC33, D, 3.172%, 9/10/58 ....................................... 545,000 335,159
b
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 2,035,000 1,936,640
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 1,721,000 1,671,423
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 793,039 760,691
f
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 346,511 342,134
b
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 924,000 614,913
2014-CR17, B, 4.377%, 5/10/47 ....................................... 615,153 612,187
f
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 1,285,000 1,232,560
b,f
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............................. 765,000 739,629
f
2014-CR16, C, FRN, 4.887%, 4/10/47 .................................. 1,741,904 1,712,258
f
2014-CR17, C, FRN, 4.941%, 5/10/47 .................................. 1,156,000 1,127,883
f
2014-UBS3, C, FRN, 4.737%, 6/10/47 .................................. 409,000 380,114
f
2014-UBS4, C, FRN, 4.818%, 8/10/47 .................................. 397,060 341,460
b,f
2012-LC4, D, 144A, FRN, 5.563%, 12/10/44 ............................. 2,247,767 1,818,513
b,f
2013-CR7, D, 144A, FRN, 4.388%, 3/10/46 .............................. 672,111 661,891
b,f
2013-LC13, D, 144A, FRN, 5.548%, 8/10/46 ............................. 2,439,484 2,285,010

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b,f
2013-CR13, D, 144A, FRN, 5.002%, 11/10/46 ............................ $ 1,479,365 $ 837,661
b,f
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............................. 1,959,000 1,735,655
b,f
2014-UBS4, D, 144A, FRN, 4.881%, 8/10/47 ............................. 757,000 249,886
b
2015-LC19, D, 144A, 2.867%, 2/10/48 .................................. 1,240,000 1,167,525
f
2015-CR26, D, FRN, 3.845%, 10/10/48 ................................. 1,351,375 1,105,526
b
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 882,000 795,257
b,f
2018-COR3, D, 144A, FRN, 2.965%, 5/10/51 ............................. 499,000 157,937
b
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 701,000 660,876
b,f
2015-LC19, E, 144A, FRN, 4.568%, 2/10/48 .............................. 1,436,000 1,327,568
CSAIL Commercial Mortgage Trust ,
f
2015-C1, B, FRN, 3.891%, 4/15/50 .................................... 743,446 727,176
f
2015-C3, C, FRN, 4.338%, 8/15/48 .................................... 838,085 812,578
f
2015-C1, C, FRN, 3.891%, 4/15/50 .................................... 644,000 613,405
f
2015-C2, C, FRN, 4.317%, 6/15/57 .................................... 276,584 265,140
b
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 798,000 460,402
f
2015-C2, D, FRN, 4.317%, 6/15/57 .................................... 838,000 740,955
b,f
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% , 8/10/44 ............
1,236,386 1,209,244
f
GS Mortgage Securities Trust ,
2014-GC24, B, FRN, 4.449%, 9/10/47 .................................. 600,381 587,254
b
2014-GC24, D, 144A, FRN, 4.47%, 9/10/47 .............................. 1,892,000 1,338,609
b
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 1,021,000 69,613
f
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-C10, C, FRN, 4.245%, 12/15/47 .................................. 321,095 317,202
b
2011-C3, D, 144A, FRN, 5.71%, 2/15/46 ................................ 1,123,000 1,077,937
b
2012-LC9, D, 144A, FRN, 3.691%, 12/15/47 ............................. 1,408,000 1,375,388
f
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.659%, 2/15/47 ................................... 614,776 610,859
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,497,000 1,431,413
2014-C22, C, FRN, 5.512%, 9/15/47 ................................... 1,124,000 1,066,502
2013-C12, D, FRN, 4.072%, 7/15/45 ................................... 1,408,000 1,340,320
b
2013-C14, D, 144A, FRN, 4.171%, 8/15/46 .............................. 1,732,000 1,382,352
b
2014-C23, D, 144A, FRN, 4.173%, 9/15/47 .............................. 726,000 674,457
b
2013-C12, E, 144A, FRN, 4.072%, 7/15/45 ............................... 1,235,000 918,381
b,f
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.562% ,
9/15/50 ......................................................... 859,000 648,725
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................................... 636,000 602,570
f
2018-C8, C, FRN, 4.913%, 6/15/51 .................................... 835,000 765,971
b,f
2016-C2, D, 144A, FRN, 3.488%, 6/15/49 ............................... 2,330,000 1,115,348
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
761,686 757,436
b,f
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 6.571% , 10/15/42 ...
1,551,000 1,564,577
Morgan Stanley Bank of America Merrill Lynch Trust ,
f
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 714,959 683,446
f
2013-C10, B, FRN, 4.081%, 7/15/46 ................................... 1,005,949 957,054
f
2013-C9, C, FRN, 3.827%, 5/15/46 .................................... 1,398,000 1,295,238
f
2015-C22, C, FRN, 4.094%, 4/15/48 ................................... 1,616,000 1,374,076
f
2017-C34, C, FRN, 4.306%, 11/15/52 ................................... 751,000 678,388
b,f
2013-C9, D, 144A, FRN, 3.915%, 5/15/46 ............................... 1,122,000 1,025,350
b,f
2013-C12, D, 144A, FRN, 4.848%, 10/15/46 ............................. 800,000 765,332
b
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 434,155 428,891
b,f
2012-C6, E, 144A, FRN, 4.489%, 11/15/45 ............................... 1,677,000 1,148,728
b,f
2013-C12, E, 144A, FRN, 4.848%, 10/15/46 .............................. 1,232,618 1,008,596
b,f
2013-C10, F, 144A, FRN, 4.081%, 7/15/46 ............................... 2,316,000 384,821
b,f
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,288,000 64,225

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Capital I Trust ,
f
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. $ 1,920,000 $ 1,906,654
b
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................................. 609,000 579,296
b
2018-H3, D, 144A, 3%, 7/15/51 ....................................... 337,000 287,314
b
2018-L1, D, 144A, 3%, 10/15/51 ....................................... 1,405,000 1,175,213
b,f
2011-C3, E, 144A, FRN, 5.069%, 7/15/49 ................................ 799,786 797,234
f
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.495%, 8/15/50 .................................... 1,405,000 1,324,993
2018-C11, C, FRN, 5.02%, 6/15/51 .................................... 986,000 907,630
b
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 1,695,000 1,143,406
b
2018-C15, D, 144A, FRN, 5.307%, 12/15/51 ............................. 252,000 229,003
b
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 1,132,786 1,080,394
b,f
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 .........................
627,000 625,851
Wells Fargo Commercial Mortgage Trust ,
f
2013-LC12, C, FRN, 3.865%, 7/15/46 .................................. 422,889 402,299
f
2015-C31, C, FRN, 4.921%, 11/15/48 ................................... 7,112 7,026
f
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 790,000 572,520
f
2018-C46, C, FRN, 5.118%, 8/15/51 ................................... 868,000 802,766
f
2020-C57, C, FRN, 4.157%, 8/15/53 ................................... 418,000 383,528
b,f
2014-LC18, D, 144A, FRN, 3.957%, 12/15/47 ............................. 1,394,983 1,347,466
f
2015-C29, D, FRN, 4.298%, 6/15/48 ................................... 17,796 17,364
2015-C31, D, 3.852%, 11/15/48 ....................................... 2,189,000 1,991,930
b,f
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............................. 822,241 807,221
b
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 991,000 448,114
b
2019-C50, D, 144A, 3%, 5/15/52 ...................................... 258,000 206,983
f
2016-NXS5, D, FRN, 4.955%, 1/15/59 .................................. 1,174,000 545,922
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 302,689 296,805
b,f
2015-C31, E, 144A, FRN, 4.921%, 11/15/48 .............................. 1,958,000 1,399,970
f
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 1,535,529 1,513,183
2014-C23, B, FRN, 4.408%, 10/15/57 ................................... 842,000 827,678
2013-C15, C, FRN, 4.286%, 8/15/46 ................................... 985,000 918,436
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 1,353,000 1,306,926
b
2013-C11, D, 144A, FRN, 4.356%, 3/15/45 ............................... 1,284,115 1,177,887
b
2011-C4, E, 144A, FRN, 5.151%, 6/15/44 ................................ 1,066,568 1,023,250
106,991,515
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $116,689,355) ...............
106,991,515
Mortgage-Backed Securities 239.2%
Federal National Mortgage Association (FNMA) Fixed Rate 206.5%
h
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/41 ..................... 11,000,000 9,806,215
h
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/41 ...................... 18,000,000 16,477,031
h
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/41 ...................... 18,000,000 16,401,612
h
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...................... 75,000,000 59,881,393
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/41 ..................... 9,000,000 8,448,750
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..................... 9,000,000 8,414,985
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..................... 43,000,000 35,921,796
h
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/41 ...................... 4,000,000 3,796,250
h
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/41 ...................... 4,000,000 3,779,011
h
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 ...................... 26,000,000 22,839,375
h
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...................... 26,000,000 22,660,625
h
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..................... 24,000,000 21,753,867
h
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/41 - 8/25/41 .............. 4,000,000 3,818,761
h
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/56 ...................... 8,000,000 7,472,481
h
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..................... 32,500,000 31,109,590

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
h
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/56 ...................... $ 35,000,000 $ 34,516,016
h
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...................... 54,000,000 53,004,471
h
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..................... 121,000,000 121,225,920
h
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...................... 72,000,000 73,591,875
h
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...................... 72,000,000 73,342,186
h
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..................... 69,000,000 71,404,219
h
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..................... 69,000,000 71,298,570
770,964,999
i
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 5.375%, ( 1-year CMT T-Note +/- MBS Margin), 7/20/26 ................ 4 4
Government National Mortgage Association (GNMA) Fixed Rate 32.7%
GNMA I, Single-family, 30 Year, 5.5%, 8/15/35 .............................. 54 56
h
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............................... 15,000,000 12,282,936
h
GNMA II, Single-family, 30 Year, 2.5%, 8/15/56 ............................. 16,000,000 13,655,625
h
GNMA II, Single-family, 30 Year, 3%, 8/15/56 ............................... 11,000,000 9,757,343
h
GNMA II, Single-family, 30 Year, 3.5%, 7/15/56 ............................. 14,000,000 12,632,813
h
GNMA II, Single-family, 30 Year, 3.5%, 8/15/56 ............................. 14,000,000 12,569,963
h
GNMA II, Single-family, 30 Year, 4%, 8/15/56 ............................... 13,000,000 12,077,864
h
GNMA II, Single-family, 30 Year, 4.5%, 8/15/56 ............................. 7,000,000 6,718,347
h
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............................... 10,000,000 9,849,429
h
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............................. 4,000,000 4,014,968
h
GNMA II, Single-family, 30 Year, 6%, 7/15/56 ............................... 12,000,000 12,255,938
h
GNMA II, Single-family, 30 Year, 6%, 8/15/56 ............................... 12,000,000 12,231,024
h
GNMA II, Single-family, 30 Year, 6.5%, 8/15/56 ............................. 4,000,000 4,138,449
122,184,755
Total Mortgage-Backed Securities (Cost $895,221,602) ...........................
893,149,758
Residential Mortgage-Backed Securities 16.1%
Financial Services 16.1%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 855,572 853,681
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 993,566 997,619
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 1,198,336 1,203,845
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,045,481 1,047,758
d
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 3.934% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 1,485,210 1,214,693
b,f
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% , 10/25/48 ..............
750,000 712,902
Bear Stearns ALT-A Trust ,
d
2005-10, 11A1, FRN, 4.263%, (1-month SOFR + 0.614%), 1/25/36 ............. 142,776 140,439
f
2005-8, 21A1, FRN, 4.87%, 10/25/35 ................................... 242,111 200,122
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
1,407,885 1,410,492
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
1,071,128 1,073,664
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,641,516 1,433,601
b,d
FHLMC STACR REMIC Trust ,
2020-HQA2, B2, 144A, FRN, 11.342%, (30-day SOFR Average + 7.714%), 3/25/50 1,000,000 1,193,558
2020-HQA3, B2, 144A, FRN, 13.742%, (30-day SOFR Average + 10.114%), 7/25/50 916,000 1,195,086
2020-DNA4, B2, 144A, FRN, 13.742%, (30-day SOFR Average + 10.114%), 8/25/50 2,647,000 3,470,588
2021-DNA1, B2, 144A, FRN, 8.378%, ( 30-day SOFR Average + 4.75%), 1/25/51 .. 1,330,000 1,483,179
b,d
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 8.542%, (30-day SOFR Average + 4.914%), 9/25/47 . 2,594,000 2,843,342
2019-FTR1, B2, 144A, FRN, 12.092%, ( 30-day SOFR Average + 8.464%), 1/25/48 2,681,000 3,162,072
2018-HQA2, B2, 144A, FRN, 14.742%, (30-day SOFR Average + 11.114%), 10/25/48 2,108,000 2,542,167

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,d
FHLMC STACR Trust, (continued)
2019-DNA1, B2, 144A, FRN, 14.492%, (30-day SOFR Average + 10.864%), 1/25/49 $ 4,520,000 $ 5,469,340
2019-HQA2, B2, 144A, FRN, 14.992%, (30-day SOFR Average + 11.364%), 4/25/49 637,000 745,926
2019-DNA4, B2, 144A, FRN, 9.992%, (30-day SOFR Average + 6.364%), 10/25/49 1,070,000 1,183,763
f
FHLMC, Structured Pass-Through Certificates ,
T-57, 2A1, FRN, 4.892%, 7/25/43 ...................................... 8,058 7,824
T-59, 2A1, FRN, 4.211%, 10/25/43 ..................................... 4,068 3,751
FNMA ,
f
2003-W3, 1A4, FRN, 4.887%, 8/25/42 .................................. 10,615 10,297
f
2004-W2, 4A, FRN, 4.965%, 2/25/44 ................................... 1,755 1,730
f,g
2001-79, BI, IO, FRN, 0.25%, 3/25/45 .................................. 318,864 2,258
2003-34, P1, Strip, 4/25/43 ........................................... 26,596 24,581
d
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1B, FRN, 13.992%, (30-day SOFR Average + 10.364%), 1/25/29 ...... 774,920 779,973
2016-C06, 1B, FRN, 12.992%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 501,086 513,174
b
2020-R01, 1B1, 144A, FRN, 6.992%, (30-day SOFR Average + 3.364%), 1/25/40 .. 347,000 351,006
b
2020-SBT1, 1B1, 144A, FRN, 10.492%, (30-day SOFR Average + 6.864%), 2/25/40 3,455,000 3,570,378
b
2020-SBT1, 1M2, 144A, FRN, 7.392%, (30-day SOFR Average + 3.764%), 2/25/40 1,887,000 1,915,886
b
2020-R02, 2B1, 144A, FRN, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40 .. 311,000 314,055
b
2022-R02, 2M2, 144A, FRN, 6.628%, (30-day SOFR Average + 3%), 1/25/42 ..... 2,788,449 2,818,049
f
FNMA REMIC Trust ,
2003-W14, 2A, FRN, 4.916%, 1/25/43 .................................. 5,066 4,957
2003-W11, A1, FRN, 6.902%, 6/25/33 .................................. 187 189
2004-W7, A2, FRN, 7.347%, 3/25/34 ................................... 1,912 1,928
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
526,468 513,552
d
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.274% , ( 1-month SOFR +
0.634% ), 5/19/35 .................................................. 948,070 239,443
b,d
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 7.778% , ( 30-day SOFR Average + 4.15% ),
1/25/34 ......................................................... 1,000,000 1,007,947
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
126,121 126,675
d
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.083% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 815,062 718,220
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................................. 1,334,860 1,338,578
d
2024-9, A11, 144A, FRN, 4.978%, ( 30-day SOFR Average + 1.35%), 2/25/55 ..... 1,239,198 1,241,524
2026-NQX2, A1FC, 144A, 5.628%, 10/25/66 ............................. 974,000 973,998
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 509,783 510,928
b
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 278,329 278,110
b
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................................ 895,930 892,221
b,d
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3, AF, 144A, FRN, 4.978%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 708,824 710,512
2024-4, AF, 144A, FRN, 4.978%, ( 30-day SOFR Average + 1.35%), 9/25/54 ...... 534,391 535,625
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
253,133 251,202
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
541,963 535,542
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ...
509,000 508,798
b,d
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%), 7/23/26 ............. 1,458,000 1,458,737
2025-3, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%), 9/23/26 ............. 1,450,000 1,456,992
2025-7, A, 144A, FRN, 4.543%, (1-month SOFR + 0.9%), 11/24/26 ............. 1,448,000 1,456,456
d
Structured Asset Mortgage Investments II Trust , 2006-AR7 , A1BG , FRN , 3.883% ,
( 1-month SOFR + 0.234% ), 8/25/36 .................................... 179,257 159,934
b,f
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
862,000 782,753

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 4.683% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... $ 403,305 $ 388,043
59,983,663
a a a a a
Total Residential Mortgage-Backed Securities (Cost $58,441,936) .................
59,983,663
Agency Commercial Mortgage-Backed Securities 33.0%
Financial Services 33.0%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 16,629 14,526
g
5457, IO, 5%, 10/25/54 ............................................. 3,536,497 749,388
f
3117, AF, FRN, Zero Cpn., 2/15/36 ..................................... 8,478 7,483
g
4953, AI, IO, 4%, 2/25/50 ............................................ 3,630,342 741,069
3369, BO, Strip, 9/15/37 ............................................. 680 581
g
304, C37, IO, 3.5%, 12/15/27 ......................................... 8,139 98
d
3065, DC, FRN, 8.738%, (-3 x 30-day SOFR Average + 19.517%), 3/15/35 ....... 575,459 584,487
g
4018, DI, IO, 4.5%, 7/15/41 .......................................... 27,632 86
d,g
5003, DS, IO, FRN, 2.358%, (-1 x 30-day SOFR Average + 5.986%), 8/25/50 ..... 5,572,226 651,921
g
5529, EI, IO, 4.5%, 11/25/51 ......................................... 3,145,832 689,171
d
3408, EK, FRN, 10.875%, (-4 x 30-day SOFR Average + 25.332%), 4/15/37 ...... 84,565 96,008
d
406, F30, FRN, 4.778%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 449,323 453,770
d
5391, FC, FRN, 4.728%, ( 30-day SOFR Average + 1.1%), 3/25/54 ............. 377,202 381,654
d,g
4326, GS, IO, FRN, 2.343%, (-1 x 30-day SOFR Average + 5.936%), 4/15/44 ..... 6,464,822 573,920
g
5349, IB, IO, 4%, 12/15/46 ........................................... 4,027,523 836,992
g
5050, IM, IO, 3.5%, 10/25/50 ......................................... 7,947,601 1,540,438
g
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 2,328,959 224,399
g
5071, IV, IO, 3%, 12/25/50 ........................................... 15,437,752 2,853,817
g
5459, KI, IO, 5%, 7/25/48 ............................................ 3,939,858 586,693
g
5121, KI, IO, 4%, 6/25/51 ............................................ 5,826,111 1,403,508
d,g
4915, SD, IO, FRN, 2.308%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 ..... 6,399,050 608,767
d,g
5558, SG, IO, FRN, 2.772%, (-1 x 30-day SOFR Average + 6.4%), 7/25/55 ....... 17,861,988 1,546,191
g
5057, TI, IO, 3%, 11/25/50 ........................................... 12,996,504 2,033,367
d,g
4839, WS, IO, FRN, 2.393%, (-1 x 30-day SOFR Average + 5.986%), 8/15/56 .... 6,071,811 757,413
b,d
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.378%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,051,000 1,071,640
2021-MN3, M2, 144A, FRN, 7.628%, (30-day SOFR Average + 4%), 11/25/51 .... 2,289,000 2,351,719
FNMA ,
g
2020-31, IO, 4.5%, 5/25/50 .......................................... 7,674,119 1,345,054
g
2020-96, IO, 3%, 1/25/51 ............................................ 6,445,636 1,109,013
g
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 1,034,804 40,957
g
2021-14, CI, IO, 4.5%, 11/25/49 ....................................... 3,464,081 770,399
2008-53, DO, Strip, 7/25/38 .......................................... 55,068 45,760
g
2012-104, HI, IO, 4%, 9/25/27 ........................................ 44,333 273
g
2023-49, IA, IO, 3%, 8/25/46 ......................................... 6,543,912 831,395
d,g
2012-74, IB, IO, FRN, 2.308%, (-1 x 30-day SOFR Average + 5.936%), 7/25/42 ... 4,889,313 440,414
g
2023-49, IB, IO, 3.5%, 3/25/47 ........................................ 5,785,729 876,527
g
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 5,283,770 887,864
g
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 17,031,864 3,267,236
g
2020-20, IK, IO, 3.5%, 3/25/50 ........................................ 4,656,231 690,761
g
2015-58, KI, IO, 6%, 3/25/37 ......................................... 2,664,085 415,229
2007-14, KO, Strip, 3/25/37 .......................................... 1,556 1,326
d,g
2011-123, KS, IO, FRN, 2.858%, (-1 x 30-day SOFR Average + 6.486%), 10/25/41 . 149,939 8,331
g
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 22,338,548 3,977,515
2006-84, OT, Strip, 9/25/36 .......................................... 578 487
d,g
2022-51, PS, IO, FRN, 2.322%, (-1 x 30-day SOFR Average + 5.95%), 8/25/52 ... 8,697,063 734,795
d,g
2019-83, QS, IO, FRN, 2.208%, (-1 x 30-day SOFR Average + 5.836%), 1/25/50 .. 12,348,394 1,333,155

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
d,g
2019-51, SA, IO, FRN, 2.308%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 .. $ 5,234,258 $ 607,166
d,g
2018-20, SB, IO, FRN, 2.508%, (-1 x 30-day SOFR Average + 6.136%), 3/25/48 .. 3,359,026 275,959
d,g
2025-52, SB, IO, FRN, 2.172%, (-1 x 30-day SOFR Average + 5.8%), 7/25/55 .... 16,774,588 913,811
d,g
2023-57, SC, IO, FRN, 2.258%, (-1 x 30-day SOFR Average + 5.886%), 10/25/49 . 4,745,034 422,070
b,d
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
6.992% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 2,436,458 2,462,639
GNMA ,
g
2012-136, IO, 3.5%, 11/20/42 ......................................... 4,000,825 489,298
g
2014-76, IO, 5%, 5/20/44 ............................................ 1,510,422 299,295
1.6%, 2/20/49 .................................................... 7,112,715 401,641
f,g
2024-32, IO, FRN, 0.699%, 6/16/63 .................................... 16,438,680 859,966
f,g
2016-H24, IO, FRN, 2.012%, 9/20/66 ................................... 4,833,305 287,272
f,g
2017-H09, IO, FRN, 1.834%, 4/20/67 ................................... 3,386,568 102,298
g
2014-174, AI, IO, 3%, 11/16/29 ........................................ 387,595 7,143
f,g
2014-H21, AI, IO, FRN, 2.139%, 10/20/64 ............................... 3,083,472 154,784
f,g
2015-H04, AI, IO, FRN, 1.951%, 12/20/64 ............................... 3,176,049 117,071
f,g
2015-H13, AI, IO, FRN, 2.198%, 6/20/65 ................................ 2,754,376 183,979
f,g
2015-H14, AI, IO, FRN, 2.474%, 6/20/65 ................................ 6,048,971 338,773
f,g
2015-H22, AI, IO, FRN, 2.39%, 9/20/65 ................................. 3,723,200 226,166
f,g
2016-H03, AI, IO, FRN, 1.975%, 1/20/66 ................................ 2,432,182 108,309
f,g
2016-H10, AI, IO, FRN, 1.752%, 4/20/66 ................................ 4,589,493 135,087
f,g
2016-H19, AI, IO, FRN, 2.554%, 9/20/66 ................................ 3,877,274 159,162
f,g
2020-H18, AI, IO, FRN, 2.228%, 9/20/70 ................................ 14,031,650 882,414
d,g
2023-7, AS, IO, FRN, 3.291%, (-1 x 30-day SOFR Average + 6.9%), 1/20/53 ..... 18,863,076 1,453,890
d,g
2023-56, AS, IO, FRN, 2.551%, (-1 x 30-day SOFR Average + 6.16%), 4/20/53 ... 19,978,992 1,469,579
g
2014-182, BI, IO, 4%, 1/20/39 ........................................ 2,428,654 120,485
f,g
2017-H04, BI, IO, FRN, 2.42%, 2/20/67 ................................. 3,374,850 149,411
f,g
2017-H23, BI, IO, FRN, 1.913%, 11/20/67 ............................... 2,958,595 108,134
f,g
2020-H05, BI, IO, FRN, 2.57%, 3/20/70 ................................. 1,587,738 70,315
g
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 2,363,722 358,372
g
2022-125, CI, IO, 5%, 6/20/52 ........................................ 7,361,372 1,373,398
f,g
2015-H20, CI, IO, FRN, 2.564%, 8/20/65 ................................ 3,125,983 196,756
f,g
2016-H06, DI, IO, FRN, 2.086%, 7/20/65 ................................ 2,380,921 94,727
f,g
2020-H18, DI, IO, FRN, 2.593%, 11/20/70 ............................... 1,269,244 59,091
d,g
2023-181, DS, IO, FRN, 2.391%, (-1 x 30-day SOFR Average + 6%), 11/20/53 .... 17,396,521 1,019,046
d,g
2021-117, ES, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 7/20/51 ....... 5,280,626 651,456
d,g
2023-173, ES, IO, FRN, 3.341%, (-1 x 30-day SOFR Average + 6.95%), 11/20/53 .. 5,414,812 366,186
d,g
2024-4, ES, IO, FRN, 3.341%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 8,399,201 663,529
d
2023-152, FB, FRN, 4.759%, (30-day SOFR Average + 1.15%), 4/20/51 ......... 846,680 866,466
g
2021-176, GI, IO, 3%, 10/20/51 ....................................... 6,036,654 904,998
g
2024-4, GI, IO, 5%, 2/20/53 .......................................... 3,070,811 740,496
f,g
2016-H27, GI, IO, FRN, 2.171%, 12/20/66 ............................... 5,399,200 375,946
f,g
2017-H08, GI, IO, FRN, 2.411%, 2/20/67 ................................ 4,460,380 396,599
f,g
2015-H10, HI, IO, FRN, 1.941%, 4/20/65 ................................ 2,994,860 177,344
d,g
2025-62, HS, IO, FRN, 2.446%, ( -1 x 1-month SOFR + 6.086%), 11/20/47 ....... 6,267,018 653,173
d,g
2024-51, HS, IO, FRN, 2.391%, (-1 x 30-day SOFR Average + 6%), 3/20/54 ...... 10,740,359 685,310
d,g
2024-110, HS, IO, FRN, 3.041%, (-1 x 30-day SOFR Average + 6.65%), 7/20/54 .. 10,573,518 666,726
f,g
2025-H14, IA, IO, FRN, 1.732%, 5/20/75 ................................ 20,680,786 748,415
g
2020-138, IB, IO, 2.5%, 9/20/50 ....................................... 19,615,782 2,759,466
f,g
2023-H16, ID, IO, FRN, 0.652%, 4/20/72 ................................ 8,610,829 277,021
g
2024-22, IE, IO, 4%, 8/20/50 ......................................... 6,783,391 1,397,010
g
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 59,908 547
g
2022-30, IG, IO, 3%, 2/20/52 ......................................... 6,687,708 991,163
g
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 3,370,612 488,195
g
2025-188, IK, IO, 6%, 9/20/51 ........................................ 7,626,001 903,759
f,g
2016-H13, IK, IO, FRN, 2.52%, 6/20/66 ................................. 1,772,933 161,438

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
g
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ $ 5,955,464 $ 1,382,871
g
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 22,108,328 3,145,664
g
2021-188, IW, IO, 3%, 10/20/51 ....................................... 6,639,514 1,108,957
f,g
2021-H12, IY, IO, FRN, 0.314%, 8/20/71 ................................ 37,244,645 764,424
g
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 8,337,490 1,562,715
g
2021-140, JI, IO, 3%, 8/20/51 ......................................... 2,814,442 495,366
f,g
2016-H24, JI, IO, FRN, 2.735%, 11/20/66 ................................ 1,620,281 101,023
f,g
2018-H19, JI, IO, FRN, 2.22%, 10/20/68 ................................. 4,749,428 160,051
f,g
2022-H04, JI, IO, FRN, 1.046%, 2/20/72 ................................. 17,786,971 853,552
d
2023-140, JS, FRN, 7.07%, (-2 x 30-day SOFR Average + 16.05%), 9/20/53 ..... 626,685 618,388
g
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 546,098 13,753
g
2025-214, KI, IO, 5.5%, 12/20/55 ...................................... 4,731,559 1,007,703
f,g
2017-H03, KI, IO, FRN, 2.539%, 1/20/67 ................................ 4,575,620 390,712
d,g
2020-96, KS, IO, FRN, 2.396%, (-1 x 1-month SOFR + 6.036%), 7/20/50 ........ 11,012,282 1,266,809
g
2016-75, LI, IO, 6%, 1/20/40 ......................................... 1,563,768 210,590
g
2015-89, LI, IO, 5%, 12/20/44 ......................................... 2,667,336 452,478
d,g
2024-126, LS, IO, FRN, 3.041%, (-1 x 30-day SOFR Average + 6.65%), 8/20/54 ... 20,362,563 1,435,905
g
2012-38, MI, IO, 4%, 3/20/42 ......................................... 4,138,470 689,404
g
2015-53, MI, IO, 4%, 4/16/45 ......................................... 2,343,320 454,605
g
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 9,993,854 1,418,634
f,g
2017-H06, MI, IO, FRN, 2.227%, 2/20/67 ................................ 4,003,451 166,287
f,g
2017-H10, MI, IO, FRN, 1.875%, 4/20/67 ................................ 3,552,613 101,335
d,g
2020-112, MS, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 8/20/50 ....... 3,975,016 484,713
g
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 7,553,273 809,145
g
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... 12,363,380 1,836,646
g
2021-76, NI, IO, 3% , 8/20/50 ......................................... 8,670,579 1,448,164
f,g
2016-H23, NI, IO, FRN, 2.732%, 10/20/66 ............................... 4,840,606 240,297
f,g
2017-H08, NI, IO, FRN, 2.182%, 3/20/67 ................................ 2,642,718 102,906
d,g
2024-4, NS, IO, FRN, 2.141%, (-1 x 30-day SOFR Average + 5.75%), 1/20/54 .... 11,941,578 625,519
g
2013-6, OI, IO, 5%, 1/20/43 .......................................... 4,299,703 828,278
f,g
2016-H07, PI, IO, FRN, 2.173%, 3/20/66 ................................ 3,254,271 225,729
d
2023-66, PS, FRN, 6.353%, (-3 x 30-day SOFR Average + 15.375%), 5/20/53 .... 2,201,609 2,079,154
d,g
2026-25, PS, IO, FRN, 2.041%, (-1 x 30-day SOFR Average + 5.65%), 2/20/56 ... 22,971,580 1,364,707
g
2013-51, QI, IO, 5%, 2/20/43 ......................................... 1,459,588 141,667
f,g
2016-H18, QI, IO, FRN, 2.447%, 6/20/66 ................................ 2,823,980 168,792
d,g
2024-64, QS, IO, FRN, 2.391%, ( -1 x 30-day SOFR Average + 6%), 4/20/54 ...... 29,519,182 1,991,399
d,g
2023-19, S, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%), 11/20/49 ........ 19,999,823 2,002,188
d,g
2022-153, S, IO, FRN, 2.441%, (-1 x 30-day SOFR Average + 6.05%), 5/20/50 .... 8,594,491 778,376
d,g
2024-11, S, IO, FRN, 2.791%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ...... 6,130,388 376,261
d,g
2013-87, SA, IO, FRN, 2.446%, (-1 x 1-month SOFR + 6.086%), 6/20/43 ........ 4,951,728 480,660
d,g
2020-47, SA, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%), 5/20/44 ........ 7,919,055 652,958
d,g
2014-119, SA, IO, FRN, 1.846%, (-1 x 1-month SOFR + 5.486%), 8/20/44 ....... 2,258,447 188,805
d,g
2024-7, SA, IO, FRN, 2.791%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ..... 6,108,098 405,772
d,g
2010-20, SC, IO, FRN, 2.396%, (-1 x 1-month SOFR + 6.036%), 2/20/40 ........ 314,287 27,608
d,g
2024-96, SC, IO, FRN, 3.041%, (-1 x 30-day SOFR Average + 6.65%), 6/20/54 ... 15,928,915 1,343,494
d,g
2016-80, SD, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%), 6/20/46 ........ 4,937,331 539,277
d,g
2025-120, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 15,023,900 1,497,965
d,g
2019-121, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 6,357,601 660,646
d,g
2019-125, SG, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%), 10/20/49 ...... 6,546,582 654,502
d,g
2022-209, SG, IO, FRN, 1.991%, (-1 x 30-day SOFR Average + 5.6%), 12/20/52 .. 25,373,771 1,380,701
d,g
2022-120, SH, IO, FRN, 2.441%, (-1 x 30-day SOFR Average + 6.05%), 7/20/52 .. 13,128,006 1,083,894
d,g
2023-66, SH, IO, FRN, 2.541%, (-1 x 30-day SOFR Average + 6.15%), 5/20/53 ... 11,409,294 859,578
d,g
2011-156, SK, IO, FRN, 2.846%, (-1 x 1-month SOFR + 6.486%), 4/20/38 ....... 4,200,230 401,360
d,g
2021-98, SK, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 6/20/51 ........ 7,213,322 877,833
d,g
2023-103, SK, IO, FRN, 2.391%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 10,655,994 631,002
d,g
2023-13, SL, IO, FRN, 2.641%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 .... 15,256,532 1,097,090

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d,g
2024-79, SL, IO, FRN, 3.641%, (-1 x 30-day SOFR Average + 7.25%), 5/20/54 .... $ 6,239,498 $ 551,595
d,g
2021-59, SM, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 4/20/51 ........ 3,323,297 388,197
d,g
2021-77, SM, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 5/20/51 ........ 10,368,378 1,258,366
d,g
2025-113, SN, IO, FRN, 2.291%, (-1 x 30-day SOFR Average + 5.9%), 7/20/55 ... 21,868,155 1,418,705
d,g
2013-182, SP, IO, FRN, 2.946%, (-1 x 1-month SOFR + 6.586%), 12/20/43 ...... 2,031,307 246,451
d,g
2023-20, SP, IO, FRN, 3.391%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 8,425,654 692,574
d,g
2019-110, SQ, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%), 9/20/49 ....... 4,458,284 465,640
d,g
2023-24, SQ, IO, FRN, 2.641%, (-1 x 30-day SOFR Average + 6.25%), 2/20/53 ... 4,884,918 354,409
d,g
2024-30, SU, IO, FRN, 2.241%, (-1 x 30-day SOFR Average + 5.85%), 2/20/54 ... 16,147,586 995,042
g
2021-182, TI, IO, 3.5%, 10/20/51 ...................................... 3,737,519 688,397
f,g
2015-H23, TI, IO, FRN, 1.933%, 9/20/65 ................................ 2,258,467 98,562
g
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 6,594,717 938,584
d,g
2024-30, WS, IO, FRN, 2.191%, (-1 x 30-day SOFR Average + 5.8%), 2/20/54 .... 12,884,277 629,384
f,g
2015-H16, XI, IO, FRN, 2.559%, 7/20/65 ................................ 1,552,000 87,052
123,219,617
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $123,231,395) ........
123,219,617
Total Long Term Investments (Cost $1,212,812,893) .............................
1,202,682,094
a
a a a a
Short Term Investments 13.6%
Shares
a
Management Investment Companies 10.2%
j,k
Putnam Short Term Investment Fund, Class P, 3.837% ....................... 38,095,946 38,095,946
Total Management Investment Companies (Cost $38,095,946) ....................
38,095,946
Principal
Amount
U.S. Government and Agency Securities 3.4%
l,m
U.S. Treasury Bills ,
3.37%, 7/16/26 ................................................... 8,500,000 8,487,271
3.75%, 10/22/26 ................................................... 4,100,000 4,051,852
12,539,123
Total U.S. Government and Agency Securities (Cost $12,541,131) .................
12,539,123
Total Short Term Investments (Cost $50,637,077) ................................
50,635,069
a
Total Investments (Cost $1,263,449,970) 335.7% ................................
$1,253,317,163
TBA Sale Commitments (88.0)% ...............................................
(328,565,859)
Other Assets, less Liabilities (147.7)% .........................................
(551,317,358)
Net Assets 100.0% ...........................................................
$373,433,946
a a a a a
TBA Sale Commitments (88.0)%
Mortgage-Backed Securities (88.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (81.3)%
n
Uniform Mortgage-Backed Securities ,
2%, TBA, 7/25/41 ................................................... (18,000,000) (16,477,031)
2%, TBA, 8/25/56 ................................................... (7,000,000) (5,587,969)
2.5%, TBA, 7/25/41 .................................................. (9,000,000) (8,448,750)
3%, TBA, 7/25/41 ................................................... (4,000,000) (3,796,250)

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
n
Uniform Mortgage-Backed Securities, (continued)
3%, TBA, 7/25/56 ................................................... (26,000,000) $ (22,839,375)
3.5%, TBA, 7/25/41 .................................................. (2,000,000) (1,913,750)
3.5%, TBA, 8/25/56 .................................................. (15,000,000) (13,593,750)
4.5%, TBA, 8/25/56 .................................................. (7,000,000) (6,700,313)
5%, TBA, 7/25/56 ................................................... (35,000,000) (34,516,015)
6%, TBA, 7/25/56 ................................................... (72,000,000) (73,591,875)
6%, TBA, 8/25/56 ................................................... (44,000,000) (44,807,812)
6.5%, TBA, 7/25/56 .................................................. (69,000,000) (71,404,219)
(303,677,109)
Government National Mortgage Association (GNMA) Fixed Rate (6.7)%
n
GNMA II, Single-family, 30 Year ,
3.5%, 7/15/56 ...................................................... (14,000,000) (12,632,812)
6%, 7/15/56 ....................................................... (12,000,000) (12,255,938)
(24,888,750)
Total TBA Sale Commitments (Cost $(328,592,422)) .............................
$(328,565,859)
†
Rounds to less than 0.1% of net assets.
a
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain TBA securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $132,944,293, representing 35.6% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Security purchased on a to-be-announced (TBA) basis.
i
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
The rate shown represents the yield at period end.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the aggregate value of these securities pledged amounted to $3,115,180, representing 0.8% of net assets.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2026, the Fund had the following forward premium swap options contracts outstanding.
At June 30, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.69%/1-day SOFR/Nov-28/(Written) BOFA 11/06/26 / 3.69% 431,311,100 $ (2,339,863) $ 1,542,349
(3.7%)/1-day SOFR/Nov-28/(Purchased) BOFA 11/06/26 / 3.7% 431,311,100 2,243,087 1,076,455
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 26,602,700 1,362,058 (1,103,428)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 26,602,700 1,300,872 (1,139,817)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 62,132
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 (1,122,250)
3.953%/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 3.953% 9,097,300 324,091 (167)
(4.453%)/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 4.453% 9,097,300 324,092 (1,407)
3.61%/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (306,318)
(3.61%)/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (44,062)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (49,578)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (49,965)
4.296%/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 2,615,300 190,917 17,757
(4.296%)/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 2,615,300 190,917 (27,449)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (288,978)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (180,934)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (89,656)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (72,904)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 13,681,500 797,632 (629,911)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 (329)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 (94,680)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 12,604,500 456,283 (293,485)
Unrealized appreciation 2,698,693
Unrealized (depreciation) (5,495,318)
Total $(2,796,625)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 711,000 $ 396,976 $ 286,537 $ 110,439
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 31,000 17,308 1,764 15,544
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 3,448,000 1,408,052 1,281,422 126,630
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,501,000 186,947 153,998 32,949
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 216,000 26,903 111,197 (84,294)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 65,000 24,697 28,145 (3,448)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 130,000 49,393 53,080 (3,687)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 2,165,000 822,592 950,911 (128,319)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 2,354,000 687,563 707,526 (19,963)

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Buy Protection
c
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,792,000 $ 523,413 $ 579,466 $ (56,053)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,086,000 334,316 385,335 (51,019)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 4,531,000 915,640 1,285,860 (370,220)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,017,000 205,518 184,585 20,933
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,034,000 450,446 426,461 23,985
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,242,000 275,051 240,586 34,465
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 784,000 138,526 151,449 (12,923)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 1,274,000 225,106 262,257 (37,151)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,017,000 232,557 182,679 49,878
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,026,000 (116,388) (266,877) 150,489
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 360,000 (201,001) (28,886) (172,115)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 2,413,000 (985,392) (1,031,696) 46,304
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,462,000 (182,089) (254,204) 72,115
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 31,000 (3,861) (5,382) 1,521
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 1,670,000 (207,994) (186,736) (21,258)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 2,000,000 (249,095) (265,549) 16,454
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 140,000 (26,888) (31,824) 4,936
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 141,000 (27,080) (28,955) 1,875
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 69,000 (13,252) (15,685) 2,433
Investment
Grade
Total Credit Default Swap Contracts ........................................ $4,907,964 $5,157,464 $(249,500)

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 18 .
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 95,508,000 $ 27,329 $ 137,459 $ (110,130)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 1,346,773,000 (6,117,757) (6,852,456) 734,699
Receive Fixed 4.06% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 1,327,034,000 8,805,003 7,681,895 1,123,108
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 448,573,000 (4,645,588) (3,254,835) (1,390,753)
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 12,665,000 232,132 134,862 97,270
Total Interest Rate Swap Contracts ................................. $(1,698,881) $ (2,153,075) $454,194
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Mortgage Securities Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2026, the Fund held investments in affiliated management investment companies as follows:

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 3.837% ...... $48,375,449 $105,717,814 $(115,997,317) $— $— $38,095,946 38,095,946 $1,373,987
Total Affiliated Securities ... $48,375,449 $105,717,814 $(115,997,317) $— $— $38,095,946 $1,373,987
Level 1 Level 2 Level 3 Total
Putnam Mortgage Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 165,089 $ — $ 165,089
Asset-Backed Securities ................... — 19,172,452 — 19,172,452
Commercial Mortgage-Backed Securities ...... — 106,991,515 — 106,991,515
Mortgage-Backed Securities ................ — 893,149,758 — 893,149,758
Residential Mortgage-Backed Securities ....... — 59,983,663 — 59,983,663
Agency Commercial Mortgage-Backed Securities — 123,219,617 — 123,219,617
Short Term Investments ................... 38,095,946 12,539,123 — 50,635,069
Total Investments in Securities ........... $38,095,946 $1,215,221,217 $— $1,253,317,163
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $2,698,693 $— $2,698,693
Swap Contracts ......................... — 2,666,027 — 2,666,027
Total Other Financial Instruments ......... $— $5,364,720 $— $5,364,720
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 328,565,859 $ — $ 328,565,859
Forward Premium Swap Option Contracts ...... — 5,495,318 — 5,495,318
Swap Contracts ......................... — 2,461,333 — 2,461,333
Total Other Financial Instruments ......... $— $336,522,510 $— $336,522,510
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.